Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Coffee:
Unroasted	$ 2,578	$ 2,054
Finished Goods	6,681	6,091
Ready-to-Drink	3,727	2,672
Apparel and other merchandise	7,886	5,224
Inventories	$ 20,872	$ 16,041